UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05468

Exact name of registrant as specified in charter:	The High Yield Plus Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	3/31/2008

Date of reporting period:	12/31/2007

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS as of December 31, 2007 (Unaudited)	THE HIGH YIELD PLUS FUND, INC.

Description	Moody’s Ratings	Interest Rate		Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS — 138.2%
CORPORATE BONDS — 131.6%
Aerospace/Defense — 0.8%
Bombardier, Inc., Sr. Unsec’d. Notes, 144A (Canada)	Ba2	8.00%		11/15/14	$225	$235,125
L-3 Communications Corp., Gtd. Notes	Ba3	6.375		10/15/15	220	216,700

						451,825

Automobile Manufacturers — 0.8%
KAR Holdings, Inc., Gtd. Sub. Notes, 144A	Caa1	10.00		05/01/15	485	432,863

Automotive — 5.8%
Ford Motor Credit Co., Notes	B1	7.00		10/01/13	725	605,657
Ford Motor Credit Co., Notes	B1	9.693	(c)	04/15/12	880	865,368
Ford Motor Credit Co., Sr. Unsec’d. Notes	B1	6.625		06/16/08	275	270,993
General Motors Acceptance Corp., Bonds	Ba3	8.00		11/01/31	1,335	1,119,898
General Motors Acceptance Corp., Unsub. Notes	Ba3	6.875		08/28/12	110	92,176
General Motors Corp., Sr. Unsec’d. Notes	Caa1	8.375		07/15/33	490	394,450

						3,348,542

Building Materials — 1.0%
Goodman Global Holdings, Gtd. Notes	B3	7.875		12/15/12	145	149,350
Texas Industries, Inc., Sr. Unsec’d. Notes	Ba3	7.25		07/15/13	435	426,300

						575,650

Capital Goods — 1.0%
Allied Waste North America, Inc., Sec’d. Notes	B1	5.75		02/15/11	605	592,900

Chemicals — 1.1%
Mosaic Co. (The), Sr. Notes, 144A	Ba1	7.625		12/01/14	165	176,550
Mosaic Co. (The), Sr. Notes, 144A	Ba1	7.875		12/01/16	140	151,200
Mosaic Global Holdings, Inc., Notes	Ba2	7.30		01/15/28	100	99,000
Terra Capital, Inc., Gtd. Notes	B1	7.00		02/01/17	220	215,050

						641,800

Construction Machinery — 4.8%
Ahern Rentals, Inc., Sec’d. Notes	B3	9.25		08/15/13	425	358,062
Ashtead Capital, Inc., Sec’d. Notes, 144A	B1	9.00		08/15/16	355	314,175
Ashtead Holdings PLC, Sec’d. Notes, 144A (United Kingdom)	B1	8.625		08/01/15	75	65,625
Case New Holland, Inc., Gtd. Notes	Ba3	7.125		03/01/14	280	279,300
Neff Corp., Gtd. Notes	Caa2	10.00		06/01/15	380	207,100
Rental Service Corp., Gtd. Notes	Caa1	9.50		12/01/14	890	796,550
Sunstate Equipment Co., Sr. Unsec’d. Notes, 144A	B3	10.50		04/01/13	225	200,250
United Rentals North America, Inc., Gtd. Notes	B1	6.50		02/15/12	340	308,550
United Rentals North America, Inc., Sr. Sub. Notes	B3	7.00		02/15/14	270	226,125

						2,755,737

Consumer Cyclical—Services — 0.9%
Corrections Corp. of America, Gtd. Notes	Ba2	6.25		03/15/13	95	93,575
Service Corp. International, Sr. Unsec’d. Notes	B1	7.375		10/01/14	140	141,575

SCHEDULE OF INVESTMENTS as of December 31, 2007 (Unaudited)	THE HIGH YIELD PLUS FUND, INC.

Description	Moody’s Ratings	Interest Rate		Maturity Date	Principal Amount (000)	Value
CORPORATE BONDS (Continued)
Consumer Cyclical—Services (cont’d.)
Service Corp. International, Sr. Unsec’d. Notes	B1	7.625%		10/01/18	$280	$281,400

						516,550

Diversified Manufacturing — 2.0%
Blaze Finance Corp., Sec’d. Notes, 144A	NR	10.875		07/15/12	40	36,800
Esco Corp., Gtd. Notes, 144A	B2	8.625		12/15/13	665	665,000
SPX Corp., Sr. Notes, 144A	Ba2	7.625		01/01/15	420	428,400

						1,130,200

Electric — 0.7%
Intergen NV, Sec’d. Notes, 144A	Ba3	9.00		06/30/17	400	421,000

Energy — 7.9%
Chesapeake Energy Corp., Gtd. Notes	Ba3	6.875		01/15/16	175	173,250
Chesapeake Energy Corp., Gtd. Notes	Ba3	7.75		01/15/15	265	270,300
Delta Petroleum Corp., Gtd. Notes	Caa2	7.00		04/01/15	1,175	1,004,625
Dune Energy, Inc., Sec’d. Notes	Caa2	10.50		06/01/12	460	423,200
Dynergy Holdings, Inc., Sr. Unsec’d. Notes	B2	8.375		05/01/16	205	200,387
Exco Resources, Inc., Gtd. Notes	Caa1	7.25		01/15/11	230	221,375
Newfield Exploration Co., Sr. Sub. Notes	Ba3	6.625		04/15/16	225	220,500
OPTI Canada, Inc., Gtd. Notes, 144A (Canada)	B1	7.875		12/15/14	350	342,125
OPTI Canada, Inc., Gtd. Notes, 144A (Canada)	B1	8.25		12/15/14	245	242,550
Petroplus Finance Ltd., Gtd. Notes, 144A (Bermuda)	B1	6.75		05/01/14	125	116,406
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	6.875		05/01/18	225	217,581
Plains Exploration & Production Co., Gtd. Notes	B1	7.00		03/15/17	75	71,719
Plains Exploration & Production Co., Gtd. Notes	B1	7.75		06/15/15	90	90,000
Range Resources Corp., Gtd. Notes	Ba3	6.375		03/15/15	80	78,000
Range Resources Corp., Gtd. Notes	Ba3	7.50		10/01/17	240	242,400
Western Oil Sands, Inc., Sec’d. Notes (Canada)	Baa1	8.375		05/01/12	200	223,061
Whiting Petroleum Corp., Gtd. Notes	B1	7.25		05/01/13	220	216,700
Whiting Petroleum Corp., Sr. Sub. Notes	B1	7.25		05/01/12	180	177,300

						4,531,479

Entertainment & Leisure — 2.3%
AMC Entertainment, Inc., Gtd. Notes	Ba3	8.625		08/15/12	220	224,400
AMC Entertainment, Inc., Gtd. Notes	B2	11.00		02/01/16	400	421,000
AMC Entertainment, Inc., Sr. Sub. Notes	B2	8.00		03/01/14	240	225,600
AMC Entertainment, Inc., Zero Coupon (until 08/15/09) Sr. Disc. Notes	B3	12.00	(a)	08/15/14	545	436,000

						1,307,000

Environmental — 0.4%
Allied Waste North America, Inc., Sec’d. Notes, Series B	B1	6.50		11/15/10	240	240,000

Financial Institutions — 4.2%
Banco Macro SA, Jr. Sub. Notes	B2	9.75	(c)	12/18/36	655	534,644
Bonten Media Acquisition, Gtd. Notes, PIK, 144A	Caa1	9.00	(c)	06/01/15	455	396,987
Deluxe Corp., Sr. Unsec’d. Notes	Ba2	7.375		06/01/15	890	885,550
Harland Clarke Holdings Corp., Gtd. Notes	Caa1	9.50		05/15/15	230	198,950

SCHEDULE OF INVESTMENTS as of December 31, 2007 (Unaudited)	THE HIGH YIELD PLUS FUND, INC.

Description	Moody’s Ratings	Interest Rate		Maturity Date	Principal Amount (000)	Value
CORPORATE BONDS (Continued)
Financial Institutions (cont’d.)
Rouse Co. LP, Sr. Notes, 144A	Ba1	6.75%		05/01/13	$445	$413,379

						2,429,510

Food & Beverage — 4.5%
Aramark Corp., Gtd. Notes	B3	8.411	(c)	02/01/15	460	448,500
Aramark Corp., Gtd. Notes	B3	8.50		02/01/15	420	425,250
Constellation Brands, Inc., Gtd. Notes	Ba3	7.25		09/01/16	635	595,313
Constellation Brands, Inc., Gtd. Notes	Ba3	7.25		05/15/17	310	286,750
JBS SA, Sr. Unsub. Notes, 144A (Brazil)	B1	10.50		08/04/16	410	397,700
Smithfield Foods, Inc., Sr. Notes	Ba3	7.75		05/15/13	430	423,550

						2,577,063

Gaming — 10.6%
Buffalo Thunder Development Authority, Sec’d. Notes, 144A	B2	9.375		12/15/14	615	547,350
Caesars Entertainment, Inc., Gtd. Notes	Ba1	8.125		05/15/11	650	604,500
Harrahs Operating Co., Inc., Gtd. Notes	Baa3	5.625		06/01/15	540	394,200
Mandalay Resort Group, Sr. Sub. Notes	B1	9.375		02/15/10	375	388,125
MGM Mirage, Gtd. Notes	Ba2	6.00		10/01/09	205	203,975
MGM Mirage, Gtd. Notes	Ba2	8.50		09/15/10	510	529,125
Mohegan Tribal Gaming Authority, Sr. Unsec’d. Notes	Baa3	6.125		02/15/13	135	131,962
OED Corp./DIAMOND JO LLC, Gtd. Notes	B2	8.75		04/15/12	890	890,000
River Rock Entertainment Authority, Sec’d. Notes	B2	9.75		11/01/11	415	433,675
Seneca Gaming Corp., Sr. Notes	Ba2	7.25		05/01/12	400	403,000
Station Casinos, Inc., Sr. Sub. Notes	Caa1	6.50		02/01/14	105	78,750
Virgin River Casino Corp., Gtd. Notes	B2	9.00		01/15/12	850	722,500
Wynn Las Vegas Capital Corp., 1st Mortgage, 144A	Ba2	6.625		12/01/14	320	314,400
Wynn Las Vegas LLC, 1st Mortgage	Ba2	6.625		12/01/14	440	432,300

						6,073,862

Healthcare — 8.7%
Community Health Systems, Inc., Gtd. Notes	B3	8.875		07/15/15	455	463,531
HCA, Inc., Gtd. Notes	B2	9.625		11/15/16	845	893,588
HCA, Inc., Sr. Notes	Caa1	5.75		03/15/14	85	70,550
HCA, Inc., Sr. Unsec’d. Notes	Caa1	6.375		01/15/15	1,715	1,449,175
HCA, Inc., Sr. Unsec’d. Notes	Caa1	7.50		11/06/33	355	277,788
Omnicare, Inc., Sr. Sub. Notes	Ba3	6.125		06/01/13	70	65,100
Tenet Healthcare Corp., Sr. Notes	Caa1	9.875		07/01/14	1,115	1,062,037
Tenet Healthcare Corp., Sr. Unsec’d. Notes	Caa1	9.25		02/01/15	60	55,500
Universal Hospital Services, Inc., Sec’d. Notes	B3	8.50		06/01/15	360	363,600
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	Ba1	6.75		06/01/10	60	60,450
Ventas Realty LP/Ventas Capital Corp., Sr. Notes	Ba1	6.625		10/15/14	215	212,850

						4,974,169

Home Construction — 0.2%
DR Horton, Inc., Gtd. Notes	Ba2	9.75		09/15/10	110	107,714

Industrial Other — 1.9%
Blount, Inc., Sr. Sub. Notes	B2	8.875		08/01/12	420	421,050

SCHEDULE OF INVESTMENTS as of December 31, 2007 (Unaudited)	THE HIGH YIELD PLUS FUND, INC.

Description	Moody’s Ratings	Interest Rate		Maturity Date	Principal Amount (000)	Value
CORPORATE BONDS (Continued)
Industrial Other (cont’d.)
RBS Global, Inc. and Rexnord Corp. Gtd. Notes	B3	9.50%		08/01/14	$680	$673,200

						1,094,250

Lodging — 0.7%
Host Hotels & Resorts LP, Sec’d. Notes	BB(d)	6.875		11/01/14	290	288,550
Host Marriott LP, Gtd. Notes	Ba1	7.125		11/01/13	100	100,750

						389,300

Media—Cable — 6.2%
Cablevision Systems Corp., Sr. Unsec’d. Notes	B3	8.00		04/15/12	555	538,350
CCH I Holdings Capital Corp., Sec’d. Notes	Caa2	11.00		10/01/15	455	370,825
CSC Holdings, Inc., Debs.	B2	7.625		07/15/18	340	312,375
CSC Holdings, Inc., Debs.	B2	7.875		02/15/18	585	546,975
CSC Holdings, Inc., Sr. Notes	B2	8.125		07/15/09	720	731,700
FrontierVision LP, Sr. Sub. Notes	NR	Zero		10/15/10	575	44,562
Mediacom Broadband LLC, Sr. Unsec’d. Notes	B3	8.50		10/15/15	200	177,250
Mediacom Broadband LLC, Sr. Unsec’d. Notes	B3	8.50		10/15/15	860	762,175
Shaw Communications, Inc., Sr. Notes (Canada)	Ba1	8.25		04/11/10	30	31,462
Shaw Communications, Inc., Sr. Unsec’d. Notes (Canada)	Ba1	7.25		04/06/11	15	15,413

						3,531,087

Media—Non Cable — 11.7%
CanWest MediaWorks, Inc., Gtd. Notes (Canada)	B3	8.00		09/15/12	325	306,719
DirecTV Holdings LLC, Gtd. Notes	Ba3	6.375		06/15/15	850	816,000
Idearc, Inc., Gtd. Notes	B2	8.00		11/15/16	860	789,050
Intelsat Bermuda Ltd., Sr. Unsec’d. Notes (Bermuda)	Caa1	10.829	(c)	06/15/13	260	266,500
Intelsat Corp., Gtd. Notes (Bermuda)	B2	9.00		08/15/14	67	67,335
Intelsat Ltd., Sr. Unsec’d. Notes (Bermuda)	Caa1	7.625		04/15/12	355	291,100
Intelsat Ltd., Sr. Notes Sr. Unsec’d. Notes (Bermuda)	Caa1	6.50		11/01/13	135	98,212
Intelsat Subsidiary Holding Co. Ltd., Gtd. Notes (Bermuda)	B2	8.25		01/15/13	380	381,900
Intelsat Subsidiary Holding Co. Ltd., Gtd. Notes (Bermuda)	B2	8.625		01/15/15	770	773,850
Liberty Media LLC, Sr. Notes	Ba2	5.70		05/15/13	140	129,698
Liberty Media LLC, Sr. Unsec’d. Notes	Ba2	8.25		02/01/30	215	206,323
Nexstar Finance Holdings, Zero Coupon (until 04/01/08), Sr. Disc. Notes	Caa1	11.38	(a)	04/01/13	150	148,687
Quebecor Media, Inc., Sr. Notes (Canada)	B2	7.75		03/15/16	695	667,200
Quebecor Media, Inc., Sr. Unsec’d. Notes, 144A (Canada)	B2	7.75		03/15/16	195	187,200
R.H. Donnelley Corp., Sr. Disc. Notes	B3	6.875		01/15/13	150	134,250
R.H. Donnelley Corp., Sr. Notes	B3	8.875		01/15/16	700	654,500
R.H. Donnelley Corp., Sr. Notes, 144A	B3	8.875		07/01/15	50	46,250
R.H. Donnelley Corp., Sr. Unsec’d. Notes	B3	6.875		01/15/13	850	760,750

						6,725,524

Medical Supplies & Equipment — 0.7%
Advanced Medical Optics, Inc., Gtd. Notes	B2	7.50		05/01/17	460	423,200

Metals — 5.0%
Arch Western Finance LLC, Gtd. Notes	B1	6.75		07/01/13	220	213,400
McMoRan Cooper & Gold, Inc., Sr. Unsec’d. Notes	Ba3	8.25		04/01/15	380	402,800
McMoRan Cooper & Gold, Inc., Sr. Unsec’d. Notes	Ba3	8.375		04/01/17	1,205	1,292,362

SCHEDULE OF INVESTMENTS as of December 31, 2007 (Unaudited)	THE HIGH YIELD PLUS FUND, INC.

Description	Moody’s Ratings	Interest Rate		Maturity Date	Principal Amount (000)	Value
CORPORATE BONDS (Continued)
Metals (cont’d.)
Novelis, Inc., Gtd. Notes (Canada)	B3	7.25%		02/15/15	$325	$305,500
Peabody Energy Corp., Gtd. Notes	Ba1	6.875		03/15/13	485	487,425
Peabody Energy Corp., Gtd. Notes	Ba1	7.375		11/01/16	165	169,125

						2,870,612

Packaging — 1.0%
Ball Corp., Gtd. Notes	Ba1	6.625		03/15/18	125	124,063
Owens Brockway Glass Containers, Inc., Gtd. Notes	Ba2	8.875		02/15/09	420	421,575

						545,638

Pharmaceuticals — 2.7%
Elan Finance PLC, Gtd. Notes (Ireland)	B3	7.75		11/15/11	640	601,600
Elan Finance PLC, Gtd. Notes (Ireland)	B3	8.875		12/01/13	625	615,625
Elan Finance PLC, Gtd. Notes (Ireland)	B3	9.249	(c)	12/01/13	360	347,400

						1,564,625

Printing & Publishing — 0.5%
Media News Group, Inc., Sr. Sub. Notes	B3	6.375		04/01/14	515	309,000

Restaurants — 0.7%
Real Mex Restaurants, Inc., Gtd. Notes	Ba3	10.00		04/01/10	420	403,200

Retailers — 2.6%
AutoNation, Inc., Gtd. Notes	Ba2	7.00		04/15/14	175	165,813
AutoNation, Inc., Gtd. Notes	Ba2	7.243	(c)	04/15/13	265	244,462
Lazydays RV Center, Inc., Sr. Notes	B3	11.75		05/15/12	476	409,360
Rite Aid Corp., Gtd. Notes	B3	7.50		01/15/15	120	108,600
Rite Aid Corp., Sec’d. Notes	B3	8.125		05/01/10	555	543,900

						1,472,135

Supermarkets — 0.8%
Pathmark Stores, Inc., Gtd. Notes	Caa2	8.75		02/01/12	445	457,981

Technology — 8.5%
Coleman Cable, Inc., Gtd. Notes, PIK	B2	9.875		10/01/12	455	426,563
Freescale Semiconductor, Inc., Gtd. Notes	B1	9.125		12/15/14	1,260	1,071,000
IKON Office Solutions, Inc., Sr. Notes	Ba3	7.75		09/15/15	840	874,650
NXP Funding LLC, Sec’d. Notes	Ba3	7.875		10/15/14	300	285,000
Open Solutions, Inc., Gtd. Notes, 144A	Caa1	9.75		02/01/15	440	400,950
Sanmina-SCI Corp., Gtd. Notes, 144A	B1	7.741	(c)	06/15/10	392	391,020
Sungard Data Systems, Inc., Gtd. Notes	Caa1	9.125		08/15/13	825	839,437
Xerox Corp., Gtd. Notes	Baa2	7.625		06/15/13	225	234,797
Xerox Corp., Gtd. Notes	Baa2	9.75		01/15/09	305	318,850

						4,842,267

Tobacco — 2.0%
Alliance One International, Inc., Gtd. Notes	B2	11.00		05/15/12	670	700,150
Reynolds American, Inc., Gtd. Notes	Ba1	7.25		06/01/13	220	232,702

SCHEDULE OF INVESTMENTS as of December 31, 2007 (Unaudited)	THE HIGH YIELD PLUS FUND, INC.

Description	Moody’s Ratings	Interest Rate		Maturity Date	Principal Amount (000)	Value
CORPORATE BONDS (Continued)
Tobacco (cont’d.)
Reynolds American, Inc., Gtd. Notes	Ba1	7.30%		07/15/15	$215	$223,373

						1,156,225

Transportation — 5.9%
American Railcar Industries, Inc., Sr. Unsec’d. Notes	B1	7.50		03/01/14	315	297,675
Avis Budget Car Rental, Gtd. Notes	Ba3	7.625		05/15/14	310	296,050
Avis Budget Finance, Inc., Gtd. Notes	Ba3	7.369	(c)	05/15/14	310	285,200
Avis Budget Finance, Inc., Gtd. Notes	Ba3	7.75		05/15/16	105	98,700
Continental Airlines, Inc., Pass-Thru Certs.	Ba1	9.798		04/01/21	1,208	1,241,070
Hertz Corp., Gtd. Notes	B1	8.875		01/01/14	405	410,569
Hertz Corp., Gtd. Notes	B2	10.50		01/01/16	315	326,025
Overseas Shipholding Group, Inc., Sr. Unsec’d. Notes	Ba1	8.25		03/15/13	395	400,925

						3,356,214

Utilities — 14.2%
AES Corp. (The), Sec’d. Notes, 144A	Ba3	8.75		05/15/13	53	55,319
AES Corp. (The), Sr. Notes	B1	9.375		09/15/10	35	36,750
AES Corp. (The), Sr. Unsub. Notes	B1	9.50		06/01/09	20	20,700
Aquila, Inc., Sr. Notes	Ba3	9.95		02/01/11	430	462,680
Aquila, Inc., Unsub. Notes	Ba3	14.875		07/01/12	320	401,600
Dynegy Holdings, Inc., Sr. Unsec’d. Notes	B2	7.125		05/15/18	955	845,175
Edison Mission Energy, Sr. Notes	B1	7.00		05/15/17	165	162,112
Edison Mission Energy, Sr. Notes	B1	7.20		05/15/19	160	157,200
Edison Mission Energy, Sr. Unsec’d. Notes	B1	7.20		05/15/19	90	88,425
Edison Mission Energy, Sr. Unsec’d. Notes	B1	7.50		06/15/13	440	451,000
El Paso Corp., Sr. Unsec’d. Notes	Ba3	6.75		05/15/09	250	252,403
El Paso Corp., Sr. Unsec’d. Notes	Ba3	7.00		05/15/11	330	336,141
Kinder Morgan Finance Co. ULC, Gtd. Notes (Canada)	Ba2	5.70		01/05/16	960	868,993
Mirant North America LLC, Gtd. Notes	B1	7.375		12/31/13	240	240,600
NGPL PipeCo. LLC, Sr. Notes, 144A	Baa3	7.119		12/15/17	425	435,773
NRG Energy, Inc., Gtd. Notes	B1	7.25		02/01/14	100	97,500
NRG Energy, Inc., Gtd. Notes	B1	7.375		02/01/16	665	648,375
NRG Energy, Inc., Gtd. Notes	B1	7.375		01/15/17	180	175,500
Reliant Energy, Inc., Gtd. Notes	B2	6.75		12/15/14	435	436,087
Reliant Energy, Inc., Sr. Notes	B3	7.875		06/15/17	215	212,850
TXU Corp., Sr. Unsec’d. Notes	Caa1	5.55		11/15/14	605	482,901
TXU Corp., Sr. Unsec’d. Notes	Caa1	6.50		11/15/24	465	339,176
Williams Cos., Inc., Sr. Unsec’d. Notes	Baa3	7.125		09/01/11	765	808,031
Williams Cos., Inc., Sr. Unsec’d. Notes	Baa3	8.125		03/15/12	130	141,538

						8,156,829

Wireless — 2.1%
Centennial Communications Corp., Gtd. Notes	B2	10.125		06/15/13	430	451,500
Centennial Communications Corp., Sr. Unsec’d. Notes	B2	8.125		02/01/14	235	231,475
Rogers Wireless, Inc., Sec’d. Notes (Canada)	Baa3	9.625		05/01/11	450	512,249

						1,195,224

Wirelines — 6.7%
Citizens Communications Co., Sr. unsec’d. Notes	Ba2	9.25		05/15/11	975	1,055,437
GCI, Inc., Sr. Unsec’d. Notes	B1	7.25		02/15/14	410	371,563

SCHEDULE OF INVESTMENTS as of December 31, 2007 (Unaudited)	THE HIGH YIELD PLUS FUND, INC.

Description	Moody’s Ratings	Interest Rate		Maturity Date	Principal Amount (000)	Value
CORPORATE BONDS (Continued)
Wirelines (cont’d.)
Nordic Telephone Co. Holdings, Sec’d. Notes, 144A (Denmark)	B2	8.875%		05/01/16	$140	$143,500
Qwest Corp., Sr. Unsec’d. Notes	Ba1	7.50		10/01/14	1,145	1,162,175
Windstream Corp., Gtd. Notes	Ba3	8.125		08/01/13	250	258,750
Windstream Corp., Gtd. Notes	Ba3	8.625		08/01/16	800	840,000

						3,831,425

TOTAL CORPORATE BONDS (cost $78,313,335)						75,432,600

BANK NOTES — 4.0%
Entertainment & Leisure — 0.3%
AMC Entertainment	B3	9.99	(c)	06/13/12	185	176,793

Oil & Gas Exploration/Production — 0.8%
Antero Resources Corp.	NR	9.70		04/12/14	500	482,500

Paper — 0.5%
Georgia-Pacific Corp., Term Bond	Ba2	6.90		12/20/12	295	280,565

Pharmaceuticals — 0.7%
Mylan	B1	7.202		12/02/14	405	396,900

Steel Producers/Products — 0.8%
Texas Competitive Electric Holdings Co. LLC	Ba3	8.40		10/22/14	500	490,626

Tobacco — 0.9%
Reynolds American, Inc., Notes	B1	7.698		06/29/14	525	496,125

TOTAL BANK NOTES (cost $2,396,300)						2,323,509

CONVERTIBLE BONDS — 1.8%
Construction Machinery — 0.5%
AGCO Corp., Sr. Sub. Notes	BB-(d)	1.25		12/15/36	160	288,800

Pharmaceuticals — 1.0%
Encysive Pharmaceuticals, Inc., Sr. Notes	NR	2.50		03/15/12	1,134	562,748

Technology — 0.3%
ON Semiconductor Corp., Sr. Sub. Notes	B(d)	2.625		12/15/26	160	173,600

TOTAL CONVERTIBLE BONDS (cost $1,385,299)						1,025,148

					Shares

PREFERRED STOCKS — 0.7%
Automotive
Ford Motor Co. Capital Trust II, 6.5%, CVT (cost $403,943)					12	390,000

COMMON STOCKS — 0.1%
Consumer Products
WKI Holding Co., Inc. (cost $1,380,433)					6	66,341

SCHEDULE OF INVESTMENTS as of December 31, 2007 (Unaudited)	THE HIGH YIELD PLUS FUND, INC.

	Units	Value
WARRANT
Chemicals
Hercules, Inc., (cost $0)(b)	230	$4,060

TOTAL LONG-TERM INVESTMENTS (cost $83,879,310)		79,241,658

	Principal Amount (000)
SHORT-TERM INVESTMENT — 5.6%
REPURCHASE AGREEMENT
JPMorgan Chase Triparty Agreement, 4.60%, dated 12/31/07, due 01/02/08 in the amount of $3,200,818 (cost $3,200,000; collateralized by $3,270,000 Federal Home Loan Mortgage Corp., 6.00% due 9/1/27, value of collateral including accrued interest is $3,268,061)	$3,200	3,200,000

TOTAL INVESTMENTS (e)—143.8% (cost $87,079,310)(f)		82,441,658
Liabilities in excess of other assets — (43.8)%		(25,121,264)

Net Assets — 100.0%		$57,320,394

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
CVT	Convertible Security
PIK	Payment-In-Kind
NR	Not Rated by Moody’s or Standard & Poor’s
(a)	The rate shown reflects the coupon rate after the step date.
(b)	Non-income producing security.
(c)	Indicates a variable rate security.
(d)	Standard & Poor’s rating.
(e)	As of December 31, 2007, 2 securities representing $48,622 and 0.08% of the total net assets were fair valued in accordance with the policies adopted by the Board of Directors.
(f)	The United States federal income tax basis of the Fund’s investment and the net unrealized depreciation as of December 31, 2007 were as follows:

Tax Basis at Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$87,079,310	$950,385	$(5,588,037)	$(4,637,652)

Notes to the Schedule of Investments

Securities Valuation: Securities for which market quotations are readily available—including securities listed on national securities exchanges and those traded over-the-counter—are valued at the last quoted sales price on the valuation date on which the security is traded. If such securities were not traded on the valuation date, but market quotations are readily available, they are valued at the most recently quoted bid price provided by an independent pricing service or by principal market makers. Securities for which market quotations are not readily available or for which the pricing agent or market makers does not provide a valuation or methodology, or provides a valuation or methodology that, in the judgment of the advisor, does not represent fair value, are valued by a Valuation Committee appointed by the Board of Directors, in consultation with the advisor. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term debt securities which mature in more than 60 days are valued at current market quotations. Short-term debt securities which mature in 60 days or less are valued at amortized cost.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The High Yield Plus Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs Secretary of the Fund

Date    February 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice President and Principal Executive Officer

Date    February 20, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres Treasurer and Principal Financial Officer

Date    February 20, 2008

*	Print the name and title of each signing officer under his or her signature.